Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING
7.	SEGMENT REPORTING

Management currently identifies the Group’s three sales models as operating segments, which are tourism products, technology and cross board merchandise. Apart from the above three business segments, two segments were discontinued in 2022, which are wholesale and retail of menswear and subcontracting of menswear. The segment presentation is in accordance with management’s expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

	Tourism products			Technology			Cross- board merchandise			Consolidated
	For the year ended			For the year ended			For the year ended			For the year ended
	December 31,			December 31,			December 31,			December 31,
By business	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Sales to external customers	21,561,671	79,092,342	51,818,166	2,719,463	782,302	-	7,559,455	83	2,222,782	31,840,588	79,874,727	54,040,948
Segment revenue	21,561,671	79,092,342	51,818,166	2,719,463	782,302	-	7,559,455	83	2,222,782	31,840,588	79,874,727	54,040,948
Segment gross margins	1,981,107	704,391	541,889	2,714,434	760,028	-	760,828	64	305,822	5,456,369	1,464,483	847,711
Reconciling items	-	-	-	-	-	-	-	-	-	(2,412,591)	(56,847,143)	(8,194,585)
Profit/(loss) before tax	-	-	-	-	-	-	-	-	-	3,043,779	(55,382,660)	(7,346,874)
Income tax income/(expense)	-	-	-	-	-	-	-	-	-	-	(621)	(5,495)
Profit/(loss) for the continuing business	-	-	-	-	-	-	-	-	-	3,043,779	(55,383,281)	(7,352,369)
Discontinued operation	-	-	-	-	-	-	-	-	-	-	(18,109,150)	(29,863,116)
Profit/(loss) for the year	-	-	-	-	-	-	-	-	-	3,043,779	(73,492,431)	(37,215,483)

	As of December 31, 2023
	Technology	Tourism products	cross-board merchandise	Unallocated	Consolidated
Current assets	69,156	-	11,751,893	7,671,816	19,492,864
Non-current assets	2,425,537	-	-	-	2,425,537
Total assets	2,494,693	-	11,751,893	7,671,816	21,918,401

Current liabilities	2,516,796	-	1,590,045	2,656,865	6,763,706
Total liabilities	2,516,796	-	1,590,045	2,656,865	6,763,706

	As of December 31, 2022
	Subcontracting	Tourism products	cross-board merchandise	Unallocated	Consolidated
Current assets	1,625	369,770	2,791,304	3,303,874	6,466,573
Non-current assets	-	1,310	2,788,394	7,000,000	9,789,704
Total assets	1,625	371,080	5,579,697	10,303,874	16,256,277

Current liabilities	32,772	711,992	866,358	2,319,263	3,930,385
Total liabilities	32,772	711,992	866,358	2,319,263	3,930,385

Geographical information

The Group’s operations are located in the PRC and all of the Group’s revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of revenue are as below:

	Year ended December 31,
	2023	2022	2021
Customer A	23,621,588	74,340,429	41,767,780
Customer B	*	*	9,439,831
Total revenue	31,840,588	79,874,727	54,040,948

*	The revenue of this customer is not over 10% of total revenue of the Company.

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Year ended December 31,
	2023	2022	2021
Supplier A	-	-	9,586,155
Supplier B	4,722,466	10,562,686	15,551,014
Supplier C	3,064,076	15,496,731	*
Supplier D	2,964,493	*	*
Supplier E	3,005,258	*	*
Supplier F	10,474,295	*	-
Total purchase	25,943,353	78,902,955	53,168,205

*	The purchase from this supplier is not over 10% of total purchase of the Company.